Dividend income	12 Months Ended
Dec. 31, 2021
Dividend income
Dividend income

36. Dividend income

Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of Dividend income is as follows:

	2019	2020	2021

Equity instruments classified as:

Financial assets at fair value through profit or loss	44	40	28
Of which:
NAFTRAC (Exchange-traded fund or ETF)	36	36	9
Grupo Cementos de Chihuahua, S.A.B. de C.V.	7	3	1
Fomento Económico Mexicano, S.A.B. de C.V.	—	1	—
Wal-Mart de México, S.A.B. de C.V.	1	—	1
Organización Soriana, S.A.B. de C.V.	—	—	17

Financial assets at fair value through other comprehensive income	191	206	199
Of which:
Controladora Prosa, S.A. de C.V.	54	73	64
Trans Unión de México, S.A.	93	88	88
Bolsa Mexicana de Valores, S.A.B. de C.V.	25	25	29
Dun & Bradstreet de México, S.A. de C.V.	18	20	18
Others	1	—	—
	235	246	227